Property, Plant And Equipment, Net (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment, Net [Abstract]
Depreciation expenses	$ 79,457	$ 83,445	$ 89,551
Grants received	17,591	17,673
Equipment produced for self use	$ 108,642	$ 106,211